Core Deposit Intangible Assets - Future Amortization Expense for Core Deposit Asset (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 116
2018	101
2019	63
2020	59
2021	44
Net carrying amount	$ 383